UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON,
	D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Quarter
	Ended: September 30, 2001 Name: Welch Capital Partners, LLC
	Address: 101 East
	52nd Street 31st
	Floor New
	York, NY 10022 13F File Number: 28-6428 The institutional
	investment manager
	filing this
	report and the person by whom it is signed hereby represent 	that
	the person
	signing the report is
	authorized to submit it, that all information contained 	herein
	is true,
	correct and complete, and that it is understood that all
	required items,
	statements, schedules, lists, and tables, are considered
	integral parts of
	this form. Person signing this report on behalf of reporting
	manager: Name:
	Christopher Welch Title: Manager Phone: 212-754-6077 	Signature,
	Place, and
	Date of Signing: Chris Welch New York, NY December 31, 2001
	Report
Type: [X] 13F
Holdings Report FORM 13F SUMMARY PAGE Report Summary: Number of
Other
Included Managers: 0 Form 13F Information Table Entry Total: 95 Form 13F Information Table Value Total: $252,605 Form 13F Information Table Name of Issuer Title of Value
Form 13F Information Table Name of Issuer Title of Value Shares INVSTMTOther Voting

(x1000) DSCRETNManagerAuthority Sole Sole
Form 13F Information Table Cusip Name of Issuer Title of Class Value Shares INVSTMT Other
Voting (x1000) DSCRETN Managers Authority Sole Sole 038020103 Applied Biosystems Group-
App Common 2437 99890 x x 002824100 Abbott Labs Common 250 4825 x x 00130H105 AES
Corporation Common 128 10000 x x 018490102 Allergan Inc. Common 6666 100540 x x
026874107 American Intl Group Common 1467 18804 x x 018606202 Alliance Imaging inc
Common 9471 681340 x x 016255101 Align Technology Common 216 98900 x x 04289L107 Art
Technology Group Common 133 190000 x x 019589308 Allied Waste Common 4189 328530 x x
122014103 Burlington Resources Common 1799 52580 x x 090578105 Bio-Technology General
Corp Common 2992 400000 x x 172967101 Citigroup Common 10113 249694 x x #N/A N.A.
Cambridge Antibody Common 3779 184452 x x 156779100 Ceridian Corp.- New Common 3528
243320 x x 166751107 Chevron Common 538 6350 x x 208192104 Connetics Corp. Common
2375 363200 x x 221222102 Cosine Communications Inc. Common 18 48200 x x 205363104
Computer Sciences Common 484 14600 x x 126349109 CSG Systems Common 4034 98380 x x
221005101 Corvas International Common 4675 813050 x x 12686C109 Cablevision Systems
Common 336 8200 x x 237015102 DAOU Systems Inc. Common 343 858300 x x 263534109
DuPont Common 454 12100 x x 26150J101 Draxis Health Incorporated Common 3424 2002550 x
x 25388K104 Digitas Common 115 50000 x x 279445100 Eden Bioscience Corporation Common
1212 159100 x x 293904108 Enzon Inc. Common 4174 81840 x x 28336L109 El Paso Corporation
Common 931 22400 x x 294821400 Ericsson (LM) Tel ADR Common 1264 362110 x x
285512109 Electronic Arts Common 1069 23400 x x 339030108 Fleet Boston Financial Common
1323 35994 x x 313586109 Federal National Mortgage Assn. Common 2279 28465 x x 375766102
Gillette Common 238 8000 x x 369604103 General Electric Common 3835 103081 x x 437076102
Home Depot Common 2266 59046 x x 421924101 Healthsouth Corp Common 14423 887030 x x
428236103 Hewlett Packard Common 1643 102360 x x 459200101 IBM Common 917 10000 x x
452907108 Immunomedics Common 11114 928470 x x 44973Q103 I-Many Inc. Common 1772
763760 x x 458140100 Intel Common 2206 107940 x x 461202103 Intuit Inc. Common 3020
84370 x x 460573108 Interneuron Pharamaceuticals Common 2348 471500 x x 464330109 Isis
Pharmaceuticals Common 1435 84140 x x 465823102 Ivax Corp. Common 4509 203400 x x
478160104 Johnson & Johnson Common 310 5600 x x 482584109 Kmart Common 1304 186500 x
x 494368103 Kimberly Clark Common 2437 39310 x x 191216100 Coca Cola Common 375 8000
x x 532226107 Lightbridge Inc. Common 308 30000 x x 552078107 Lyondell Chemical Company
Common 2428 212060 x x 559079108 Magellan Health Services Common 283 24700 x x
589331107 Merck Common 414 6216 x x 594918104 "Microsoft, Inc." Common 1174 22938 x x
628716102 Nabi Common 2361 382000 x x 640919106 Neopharm Common 6841 486910 x x
654445303 Nintendo Co Ltd-ADR Common 5868 327910 x x 66987V109 Novartis AG-ADR
Common 2678 68800 x x 68389X105 Oracle Corporation Common 142 11300 x x 674599105
Occidental Petroleum Corp. Common 3748 153970 x x 718507106 Phillips Petroleum Co.
Common 2954 54768 x x 716933106 Pharmacyclics Common 1513 85000 x x 717081103 Pfizer
Common 12491 311497 x x 742718109 Proctor & Gamble Common 2009 27600 x x 71713U102
Pharmacia Corporation Common 11710 288720 x x 695112102 "PacifiCare Health Systems, Inc."
Common 2518 200000 x x 701081101 Parker Drilling Co. Common 672 218300 x x 709754105
Penwest Pharmaceuticals Co Common 3355 194700 x x 739421105 Praecis Common 1617 433440
x x 745310102 Puget Energy Inc. Common 3657 170190 x x 74730W101 Quadramed Corp
Common 5850 1244730 x x #N/A N.A. Recordati (Italian Ordinary Shares) Common 13328
877950 x x 749719100 RSA Security Inc Common 195 14508 x x 81211K100 Sealed Air Corp
Common 6800 186360 x x 806605101 Schering-Plough Common 594 16000 x x 82966U103 Sirius
Satellite Radio Inc. Common 253 70400 x x 835692104 Sonus Pharmaceuticals Common 2063
581100 x x 866810104 Sun Microsystems Common 119 14350 x x 86866R102 Surebeam Corp -
Cl A Common 187 22500 x x 86074Q102 Stillwater Mining Company Common 201 10000 x x
872375100 Teco Energy Common 697 25736 x x 872443403 THQ Inc. Common 2140 49600 x x
888314101 Titan Pharmaceuticals Common 3750 600000 x x 881694103 Texaco Common 2858
43970 x x 90338W103 US Oncology Inc. Common 1743 233910 x x 91307C102 United
Therapeutics Common 1928 153500 x x 913017109 United Technologies Common 200 4304 x x
925524100 Viacom Common 209 5992 x x 91913Y100 Valero Energy Corp Common 2043 58200
x x 928241108 Viropharma Inc. Common 1749 69220 x x 922390208 Vaxygen Common 517
41360 x x 92343V104 Verizon Communications Common 3762 69530 x x 969457100 Williams
Cos Inc. Common 1040 38100 x x #N/A N.A. Xcelera.com Common 160 150900 x x 983759101
XM Satellite Radio Hold-Cl A Common 239 45600 x x 30231G102 Exxon Mobil Common 872
22140 x x
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